Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Non-controlling interests
Schedule of subsidiary of Equity - Non-controlling interests

	12/31/2017	12/31/2018

Equity as of balance-sheet date attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	14	17
Other	15	15
	29	32
Profit for the year attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	—	3
Other	—	—

Schedule of changes in Non-controlling interests

	2017	2018

Beginning balance	55	29
Profit for the year attributable to non-controlling interests	—	3
Other	(26)	—
Balance at year-end	29	32